BALANCE SHEETS COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventory

Inventory as of December 31, 2021, and 2020 were as follows (in thousands):

	December 31,	December 31,
	2021	2020
Raw materials	$87,646	$661
Work in progress	30,641	70
Finished goods (1)	8,963	312
Total inventory	$127,250	$1,043

Schedule of Property, Plant and Equipment and Construction in Progress	The Company generally uses the following estimated useful lives for each asset category:

Property, plant, and equipment as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,	December 31,
	2021	2020
Land and land improvements	$1,050	$1,050
Building and improvements	195,952	—
Machinery, Tooling and Vehicles	601,791	28,830
Computer equipment and software	27,968	15,716
Leasehold improvements	135,533	47,187
Furniture and fixtures	15,352	4,503
Capital leases	—	3,908
Finance leases	13,601	—
Construction in progress	276,919	636,851
Total property, plant, and equipment	1,268,166	738,045
Less accumulated depreciation and amortization	(86,013)	(24,771)
Property, plant, and equipment—net	$1,182,153	$713,274

	December 31,	December 31,
	2021	2020
Machinery and Tooling	$132,943	$414,529
Construction of Arizona plant	112,970	171,532
Leasehold improvements	31,006	50,790
Total construction in progress	$276,919	$636,851

Schedule of Other Current Liabilities

Other current liabilities and long-term liabilities as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,	December 31,
	2021	2020
Engineering, design, and testing accrual	$33,950	$42,518
Construction in progress	92,590	43,115
Retail leasehold improvements accrual	15,796	6,114
Other professional services accrual	13,944	9,083
Tooling liability	23,966	15,243
Series B convertible preferred stock repurchase liability	—	3,000
Short-term insurance financing note	15,281	980
Operating lease liabilities, current portion	11,056	—
Other current liabilities	111,629	31,700
Total other current liabilities	$318,212	$151,753

Schedule of Other Noncurrent Liabilities

	December 31,	December 31,
	2021	2020
Deferred rent	$—	$28,881
Operating leases liabilities, net of current portion	185,323	—
Other long-term liabilities	3,252	10,258
Total other long-term liabilities	$188,575	$39,139